Income Taxes- Expiration period for unrecognized deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Financial Risk Management
Unrecognized deferred tax assets	$ 41,411
Taiwan operations | Expiration Year 2025 To 2029
Financial Risk Management
Deductible amount	100,779
Unrecognized deferred tax assets	$ 20,156
Expiration year	2025~2029
Taiwan operations | Expiration Year 2030 To 2034
Financial Risk Management
Deductible amount	$ 84,871
Unrecognized deferred tax assets	$ 16,974
Expiration year	2030~2034
Hong Kong operations
Financial Risk Management
Deductible amount	$ 1,825
Unrecognized deferred tax assets	$ 150
Expiration year	Indefinitely
US operations | Expiration 2025 to Indefinitely
Financial Risk Management
Deductible amount	$ 15,075
Unrecognized deferred tax assets	$ 4,131
Expiration year	2025~Indefinitely